787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Opportunity Funds
Securities Act File No. 33-92982
Investment Company Act File No. 811-9054

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Opportunity Funds (the “Trust”) hereby certifies that the definitive forms of prospectus and statement of additional information for Credit Suisse High Income Fund, a series of the Trust, dated February 28, 2009, do not differ from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 30 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on February 26, 2009.  The Amendment became effective on February 28, 2009.

If you have any questions regarding this certification, please do not hesitate to contact me at (212) 728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	J. Kevin Gao, Esq.
Anthony Vertuno, Esq.

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